Cover Page	Feb. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	WORKIVA INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36773
Entity Tax Identification Number	47-2509828
Entity Address, Address Line One	2900 University Blvd
Entity Address, City or Town	Ames
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50010
City Area Code	888
Local Phone Number	275-3125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.001
Trading Symbol	WK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001445305
Amendment Flag	false